Note 12 - Related Party Transactions	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

12. RELATED PARTY TRANSACTIONS

See Note 5 – Debt – Convertible Notes Payable for details regarding the conversion of the Convertible Notes in connection with the 2024 Private Placement.

See Note 5 – Debt – Salem Loan Facility for details regarding AMB Investments, LLC participation in the Salem Loan Facility, and the debt conversion in connection with the 2024 Private Placement.

Participation in the 2024 Private Placement

Certain existing shareholders, including investors affiliated with certain of our directors and officers, purchased an aggregate of 612,473 Units in conjunction with the initial closing of the 2024 Private Placement on March 28, 2024.

Participation in 2022/23 PIPE

Certain existing shareholders, including investors affiliated with certain of our directors and officers, purchased an aggregate of 45,383 Units in conjunction with the 2022/23 PIPE through all closings during the period December 2022 through February 2023.